Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

December 27, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The RBB Fund, Inc.

Post-Effective Amendment No. 161

Registration Nos. 33-20827/811-05518

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc. (the “Company”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 161 to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act to register shares of a new portfolio of the Company: the Dynamic U.S. Growth Fund (the “New Fund”). The New Fund is being registered as a “shell” portfolio of the Company in connection with the pending reorganization of a portfolio of Scotia Institutional Funds (Registration No. 333-135371) into the New Fund, which is currently scheduled to occur in March 2014.

Questions and comments concerning the Amendment may be directed to the undersigned at (215) 988-1137.

Very truly yours,

/s/ Mary Jo Reilly
Mary Jo Reilly

Enclosure